Stockholders' Equity (Tables)	3 Months Ended
Mar. 31, 2012
Stockholders' Equity [Abstract]
Equity Attributable to Starwood's Stockholders

		Equity Attributable to Starwood Stockholders
			Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Equity Attributable to Noncontrolling Interests
	Total	Common Shares
Balance at December 31, 2011	$2,955	$2	$963	$(348)	$2,337	$1
Net income (loss)	128	—	—	—	128	—
Equity compensation activity and other	46	—	42	—	—	4
Other comprehensive income (loss)	39	—	—	39	—	—

Balance at March 31, 2012	$3,168	$2	$1,005	$(309)	$2,465	$5